UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08727

SunAmerica Senior Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders

SEMI-ANNUAL REPORT 2020

AIG

Senior Floating

Rate Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

aig.com/funds

June 30, 2020                SEMI-ANNUAL REPORT

Shareholders’ Letter — (unaudited)

Dear Shareholders:

All of us at AIG, SunAmerica Asset Management and Wellington Management hope this semi-annual report finds you and yours safe and well during these most challenging times.

As the COVID-19 pandemic continues to evolve, know that we remain focused on continuing to serve our Fund shareholders. As such, we are pleased to present this semi-annual report for the AIG Senior Floating Rate Fund, Inc. (the “Fund”) for the six-month period ended June 30, 2020.

Overall, fixed income markets generated solid positive returns that significantly outperformed the broad equity markets during the semi-annual period. In several developed markets, including the United States (U.S.), sovereign yields declined to record lows, as the pandemic sparked fears of a global recession and central banks initiated extraordinary monetary stimulus measures. The U.S. Federal Reserve (the “Fed”) cut its federal funds rate to a range of 0% – 0.25%, committed to buy an unlimited amount of U.S. Treasury and agency mortgage-backed securities, increased the size and scope of its asset purchase program and also supported the municipal funding market. The European Central Bank (“ECB”) launched a massive asset purchase program – which included non-financial commercial paper for the first time – and eased collateral rules. Many other developed market central banks also added accommodation, while several emerging market central banks embarked on quantitative easing for the first time or requested new laws to do so. Corporate bonds weakened sharply during the first quarter of 2020 amid expectations that declining economic activity and supply-chain disruptions would cause credit fundamentals to deteriorate. But corporate bonds subsequently performed strongly during the second quarter given the unprecedented speed and magnitude of stimulus measures enacted by global governments and central banks, as countries began to gradually emerge from lockdowns. Still, for the semi-annual period overall, it was U.S. Treasuries, especially long-dated U.S. Treasuries, that posted the strongest total returns, as investors sought shelter in high quality, lower-risk assets.

Amid the “risk-off”‡ backdrop, floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index (“LLI”)*, returned -4.61% during the semi-annual period ended June 30, 2020, lagging the performance of the broad U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index*, which returned 6.14% for the same time period.

The leveraged loan sector experienced severe volatility, posting its worst performance since the 2008 global financial crisis in the first quarter of 2020 and then rebounding significantly in the second quarter. Higher quality loans outperformed during the first quarter of 2020, but then lower quality loans performed better during the second quarter. Technicals, or supply/demand factors, remained favorable throughout the period. Bank loan mutual funds experienced outflows of $21.3** billion during the semi-annual period. However, offsetting these outflows was gross U.S. collateralized loan obligation (“CLO”) volume, one of the main sources of demand for bank loans, which totaled $32.1 billion for the six-month period.† The trailing 12-month loan default rate, examined by principal amount, was 3.2% at the end of the semi-annual period, as compared to 1.4% at the end of 2019 and 1.6% at the end of 2018.† While we expected default rates to increase to past recessionary levels at the end of the semi-annual period, we were able to find some opportunities in issuers whose valuations we believed more than adequately compensated investors for downside risks.

On the following pages, you will find financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2020.

2

June 30, 2020                SEMI-ANNUAL REPORT

Shareholders’ Letter — (unaudited) (continued)

As always, we remain diligent in the management of your assets. If you have any questions or require additional information on this or other AIG Funds, we invite you to contact your financial professional or visit us at our website, www.aig.com/funds. We value your ongoing confidence in us and look forward to serving your investment needs.

Sincerely,

THE AIG SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer

Wellington Management Company LLP

Past performance is no guarantee of future results.

‡	“Risk off,” or its opposite “risk on,” is an investment setting in which price behavior responds to and is driven by changes in investor risk tolerance. Risk on and risk off refer to changes in investment activity in response to global economic patterns. During periods when risk is perceived as low, the risk on/risk off theory states that investors tend to engage in higher risk investments. When risk is perceived to be high, investors have the tendency to gravitate toward lower risk investments.

*	The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

**	Source: Lipper, Inc.

†	Source: S&P Leveraged Commentary & Data.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund’s ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

3

SunAmerica Senior Floating Rate Fund, Inc.

EXPENSE EXAMPLE — June 30, 2020 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the AIG Senior Floating Rate Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2020 and held until June 30, 2020.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2020” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended June 30, 2020” column and the “Annualized Expense Ratio” column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund’s prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended June 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2020” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended June 30, 2020” column and the “Annualized Expense Ratio” column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund’s prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended June 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund’s prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

4

SunAmerica Senior Floating Rate Fund, Inc.

EXPENSE EXAMPLE — June 30, 2020 — (unaudited) (continued)

	Actual			Hypothetical
	Beginning Account Value at January 1, 2020	Ending Account Value Using Actual Return at June 30, 2020	Expenses Paid During the Six Months Ended June 30, 2020*	Beginning Account Value at January 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2020*	Expenses Paid During the Six Months Ended June 30, 2020*	Annualized Expense Ratio*
AIG Senior Floating Rate Fund#
Class A	$1,000.00	$948.82	$4.94	$1,000.00	$1,019.79	$5.12	1.02%
Class C	$1,000.00	$946.83	$6.87	$1,000.00	$1,017.80	$7.12	1.42%
Class W	$1,000.00	$950.03	$3.98	$1,000.00	$1,020.79	$4.12	0.82%

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.

#

During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2020” and the “Annualized Expense Ratio” would have been higher.

5

SunAmerica Senior Floating Rate Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES — June 30, 2020 — (unaudited)

AIG Senior Floating Rate Fund
ASSETS:
Investments at value (unaffiliated)*	$157,735,300
Cash	187,303
Foreign cash*	1,901,603
Due from broker	860
Receivable for:
Fund shares sold	61,606
Dividends and interest	1,100,591
Investments sold	299,086
Investments sold on an extended settlement basis	7,207,121
Prepaid expenses and other assets	11,614
Due from investment adviser for expense reimbursements/fee waivers	174,128
Unrealized appreciation on forward foreign currency contracts	79,481

Total assets	168,758,693

LIABILITIES:
Payable for:
Fund shares redeemed	350,348
Investments purchased	40,021
Investments purchased on an extended settlement basis	9,759,073
Investment advisory and management fees	111,748
Distribution and service maintenance fees	61,451
Administration fees	26,294
Transfer agent fees and expenses	40,761
Directors’ fees and expenses	4,702
Other accrued expenses	235,047
Distributions payable	29,181
Commitments (Note 10)	185,870

Total liabilities	10,844,496

Net Assets	$157,914,197

NET ASSETS REPRESENTED BY:
Common stock, $0.01 par value	$214,584
Additional paid-in capital	206,308,822

206,523,406
Total accumulated earnings (loss)	(48,609,209)

Net Assets	$157,914,197

Class A:
Net assets	$85,370,404
Shares outstanding	11,601,654
Net asset value and redemption price per share	$7.36
Maximum sales charge (3.75% of offering price)	0.29

Maximum offering price to public	$7.65

Class C:
Net assets	$54,949,724
Shares outstanding	7,473,365
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charges)	$7.35

Class W:
Net assets	$17,594,069
Shares outstanding	2,383,412
Net asset value, offering and redemption price per share	$7.38

*Cost
Investments securities (unaffiliated)	$172,884,259

Foreign cash	$1,902,111

See Notes to Financial Statements

6

SunAmerica Senior Floating Rate Fund, Inc.

STATEMENT OF OPERATIONS — For the six months ended June 30, 2020 — (unaudited)

AIG Senior Floating Rate Fund
INVESTMENT INCOME:
Interest (unaffiliated)	$4,203,010
Dividends (unaffiliated)	26,980
Facility and other fee income (Note 2)	32,505

Total investment income	4,262,495

EXPENSES:
Investment advisory and management fees	744,030
Administrative fees	175,066
Distribution and account maintenance fees:
Class A	151,087
Class C	232,745
Service fees:
Class W	19,390
Transfer agent fees and expenses:
Class A	107,276
Class C	76,339
Class W	29,236
Registration fees:
Class A	13,834
Class C	11,602
Class W	11,762
Accounting service fees	6,424
Custodian and accounting fees	38,970
Reports to shareholders	35,261
Audit and tax fees	69,062
Legal fees	41,118
Directors’ fees and expenses	32,326
Other expenses	35,689

Total expenses before fee waivers and expense reimbursements	1,831,217
Fees waived and expenses reimbursed by investment adviser (Note 5)	(840,095)

Net expenses	991,122

Net investment income (loss)	3,271,373

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(6,142,084)
Forward contracts	(99,647)
Net realized foreign exchange gain (loss) on other assets and liabilities	62,690

Net realized gain (loss) on investments and foreign currencies	(6,179,041)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(8,570,643)
Forward contracts	159,065
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(36,151)

Net unrealized gain (loss) on investments and foreign currencies	(8,447,729)

Net realized and unrealized gain (loss) on investments and foreign currencies	(14,626,770)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,355,397)

See Notes to Financial Statements.

7

SunAmerica Senior Floating Rate Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS

	AIG Senior Floating Rate Fund
	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,271,373	$10,409,916
Net realized gain (loss) on investments and foreign currencies	(6,179,041)	(2,036,314)
Net unrealized gain (loss) on investments and foreign currencies	(8,447,729)	8,433,667

Net increase (decrease) in net assets resulting from operations	(11,355,397)	16,807,269

Distributions to shareholders from:
Distributable earnings (Class A)	(1,598,154)	(5,151,087)
Distributable earnings (Class C)	(1,019,624)	(3,796,099)
Distributable earnings (Class W)	(512,513)	(1,877,654)

Total distributions to shareholders	(3,130,291)	(10,824,840)

Net increase (decrease) in net assets resulting from capital share transactions (Note 3)	(33,222,976)	(37,881,251)

Total increase (decrease) in net assets	(47,708,664)	(31,898,822)
NET ASSETS:
Beginning of period	205,622,861	237,521,683

End of period	$157,914,197	$205,622,861

See Notes to Financial Statements

8

SunAmerica Senior Floating Rate Fund, Inc.

FINANCIAL HIGHLIGHTS

AIG Senior Floating Rate Fund
Period Ended	Net Asset Value, beginning of period	Net investment income(1)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividends from net realized gains on investments	Total Distri- butions	Net Asset Value, end of period	Total Return(2)	Net Assets, end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio Turnover

Class A
12/31/15	$8.05	$0.33	$(0.44)	$(0.11)	$(0.33)	$—	$(0.33)	$7.61	(1.42)%	$114,375	1.45%		4.14%		48%
12/31/16	7.61	0.31	0.44	0.75	(0.30)	—	(0.30)	8.06	10.08	131,640	1.45		3.95		60
12/31/17	8.06	0.30	0.03	0.33	(0.30)	—	(0.30)	8.09	4.14	93,346	1.45		3.69		68
12/31/18	8.09	0.33	(0.36)	(0.03)	(0.35)	—	(0.35)	7.71	(0.41)	113,869	1.22		4.21		44
12/31/19	7.71	0.36	0.21	0.57	(0.38)	—	(0.38)	7.90	7.49	95,402	1.02		4.59		34
06/30/20(5)	7.90	0.14	(0.54)	(0.40)	(0.14)	—	(0.14)	7.36	(5.12)	85,370	1.02	(4)	3.83	(4)	30

Class C
12/31/15	$8.05	$0.31	$(0.45)	$(0.14)	$(0.31)	$—	$(0.31)	$7.60	(1.85)%	$172,236	1.75%		3.84%		48%
12/31/16	7.60	0.29	0.44	0.73	(0.28)	—	(0.28)	8.05	9.76	155,688	1.75		3.68		60
12/31/17	8.05	0.28	0.03	0.31	(0.27)	—	(0.27)	8.09	3.96	135,902	1.75		3.38		68
12/31/18	8.09	0.31	(0.38)	(0.07)	(0.32)	—	(0.32)	7.70	(0.90)	95,038	1.61		3.77		44
12/31/19	7.70	0.34	0.20	0.54	(0.35)	—	(0.35)	7.89	7.08	73,506	1.42		4.19		34
06/30/20(5)	7.89	0.13	(0.55)	(0.42)	(0.12)	—	(0.12)	7.35	(5.32)	54,950	1.42	(4)	3.45	(4)	30

Class W
04/20/17@-
12/31/17	$8.11	$0.25	$(0.03)	$0.22	$(0.22)	$—	$(0.22)	$8.11	2.69%	$19,790	1.25	%(4)	3.72	%(4)	68%
12/31/18	8.11	0.35	(0.37)	(0.02)	(0.37)	—	(0.37)	7.72	(0.34)	28,615	1.02		4.43		44
12/31/19	7.72	0.37	0.22	0.59	(0.39)	—	(0.39)	7.92	7.70	36,715	0.82		4.78		34
06/30/20(5)	7.92	0.16	(0.56)	(0.40)	(0.14)	—	(0.14)	7.38	(5.00)	17,594	0.82	(4)	4.10	(4)	30

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)	Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (see Note 5):

	12/31/15	12/31/16	12/31/17		12/31/18	12/31/19	6/30/20(4)(5)
Class A	0.34%	0.33%	0.38%		0.64%	0.81%	0.96%
Class C	0.44	0.42	0.48		0.65	0.81	0.96
Class W	—	—	0.50	(4)	0.69	0.85	0.98
(4)	Annualized
(5)	Unaudited
@	Inception date of class.

See Notes to Financial Statements

9

AIG Senior Floating Rate Fund

PORTFOLIO PROFILE — June 30, 2020 — (unaudited)

Industry Allocation*
Media	7.5%
Hotels, Restaurants & Leisure	7.3
Health Care Providers & Services	7.1
Software	6.6
Registered Investment Companies	5.3
Chemicals	4.8
Insurance	4.8
Commercial Services & Supplies	4.5
Containers & Packaging	3.7
Diversified Financial Services	3.2
IT Services	3.1
Pharmaceuticals	2.9
Trading Companies & Distributors	2.8
Food Products	2.5
Oil, Gas & Consumable Fuels	2.5
Specialty Retail	2.4
Diversified Telecommunication Services	2.4
Machinery	3.1
Entertainment	2.2
Professional Services	2.0
Capital Markets	1.7
Construction & Engineering	1.4
Road & Rail	1.3
Internet & Direct Marketing Retail	1.3
Personal Products	1.2
Construction Materials	1.1
Auto Components	1.1
Building Products	1.0
Aerospace & Defense	0.8
Food & Staples Retailing	0.8
Diversified Consumer Services	0.7
Metals & Mining	0.6
Leisure Products	0.6
Consumer Finance	0.5
Real Estate Investment Trusts	0.5
Household Products	0.5
Electronic Equipment, Instruments & Components	0.5
Semiconductors & Semiconductor Equipment	0.5
Airlines	0.4
Life Sciences Tools & Services	0.3
Industrial Conglomerates	0.3
Textiles, Apparel & Luxury Goods	0.3
Gas Utilities	0.3
Household Durables	0.3
Wireless Telecommunication Services	0.3
Electric Utilities	0.3
Energy Equipment & Services	0.2
Tech Hardware, Storage & Peripheral	0.2
Health Care Equipment & Supplies	0.2
Multi Utilities	0.0

99.9%

Credit Quality†#
Baa3	2.5%
Ba3	11.3
Ba2	12.4
Ba1	5.9
B3	10.5
B2	25.1
B1	24.4
Caa3	0.6
Caa2	2.6
Caa1	3.2
Ca	1.1
C	0.1
Not Rated@	0.3

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

10

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**		Value (Note 2)
LOANS(3)(4) — 87.6%
Aerospace & Defense — 0.8%
AI Convoy Luxembourg SARL(9)	BTL-B	B1	B	3.75%	6 ME+3.75%	01/17/2027	EUR	205,000	$219,281
Maxar Technologies, Ltd.	BTL-B	B2	B	2.93	1 ML+2.75%	10/04/2024		366,464	341,728
TransDigm Group, Inc.	BTL-F	Ba3	B+	2.43	1 ML+2.25%	12/09/2025		863,321	776,629

									1,337,638

Airlines — 0.1%
JetBlue Airways Corp.	BTL	Ba2	B+	TBD		06/12/2024		195,000	190,775
United Airlines Inc.	BTL-B	Baa3	NR	TBD		06/25/2027		375,000	372,030

									562,805

Auto Components — 1.0%
Adient US LLC	BTL-B	Ba3	B+	4.18	1 ML+4.00%	05/06/2024		425,500	407,842
Adient US LLC	BTL-B	Ba3	B+	4.47	3 ML+4.00%	05/06/2024		143,750	137,784
Panther BF Aggregator 2 LP	BTL-B	B1	B	3.68	1 ML+3.50%	04/30/2026		496,250	471,851
Panther BF Aggregator 2 LP(9)	BTL-B	B1	B	3.75	1 ME+3.75%	04/30/2026	EUR	500,000	539,748

									1,557,225

Building Products — 0.8%
Advanced Drainage Systems, Inc.	BTL-B	Ba1	BB	2.44	1 ML+2.25%	07/31/2026		184,714	178,711
NCI Building Systems, Inc.	BTL-B	B2	B+	3.94	1 ML+3.75%	04/12/2025		253,260	240,175
TAMKO Building Products, Inc.	BTL-B	B2	BB-	3.43	1 ML+3.25%	06/01/2026		382,113	366,828
Wilsonart LLC	BTL-D	B2	B+	4.25	3 ML+3.25%	12/19/2023		544,248	524,292

									1,310,006

Capital Markets — 1.7%
Aretec Group, Inc.	1st Lien	B2	B-	4.43	1 ML+4.25%	10/01/2025		500,235	455,214
Deerfield Dakota Holding LLC(9)	BTL-B	B2	B-	4.00	1 ME+4.00%	04/09/2027	EUR	1,000,000	1,084,177
Deerfield Dakota Holding LLC	BTL-B	B2	B-	4.75	1 ML+3.75%	04/09/2027	EUR	500,000	484,375
NFP Corp.	BTL	B2	B	3.43	1 ML+3.25%	02/15/2027		671,676	624,658

									2,648,424

Chemicals — 4.8%
ASP Unifrax Holdings, Inc.	BTL-B1	Caa1	CCC+	4.82	6 ML+3.75%	12/12/2025		736,577	597,732
ASP Unifrax Holdings, Inc.	BTL-B2	Caa3	CCC	8.81	3 ML+8.50%	12/14/2026		375,000	298,750
Diamond (BC) BV(9)	BTL	B1	CCC+	3.25	3 ME+3.25%	09/06/2024	EUR	204,750	213,819
Diamond (BC) BV	BTL	B1	CCC+	3.76	3 ML+3.00%	09/06/2024		892,125	817,782
Diamond (BC) BV	BTL	B1	CCC+	TBD		09/06/2024		395,000	386,113
CTC AcquiCo GmbH(9)	BTL-B1	B2	B	2.50	3 ME+2.50%	03/07/2025	EUR	381,271	400,943
H.B. Fuller Company	BTL-B	Ba2	BB	2.19	1 ML+2.00%	10/20/2024		514,889	496,546
Hexion, Inc.	BTL	Ba3	B+	4.94	3 ML+3.50%	07/01/2026		390,678	378,957
Messer Industries GmbH(9)	BTL-B2	B1	BB-	2.50	3 ME+2.50%	03/01/2026		220,000	237,747
Messer Industries GmbH	BTL-B1	B1	BB-	2.81	3 ML+2.50%	03/01/2026	EUR	407,453	387,487
Minerals Technologies, Inc.	BTL-B1	Ba1	BB+	3.00	1 ML+2.25%	02/14/2024		791,513	767,768
Minerals Technologies, Inc.	BTL-B1	Ba1	BB+	3.00	3 ML+2.25%	02/14/2024		75,275	73,017
SCIH Salt Holdings, Inc.	BTL-B	B3	B	5.50	3 ML+4.50%	03/16/2027		400,000	392,000
Starfruit Finco BV	BTL-B	B1	B+	3.19	1 ML+3.00%	10/01/2025		399,294	373,839
Starfruit Finco BV(9)	BTL-B	B1	B+	3.25	3 ME+3.25%	10/01/2025	EUR	165,000	178,624
Tronox Finance LLC	BTL-B	Ba3	B+	2.93	1 ML+2.75%	09/23/2024		473,971	453,235
Tronox Finance LLC	BTL-B	Ba3	B+	3.06	3 ML+2.75%	09/23/2024		334,438	319,806
U.S. Coating Acquisition, Inc.	BTL-B2	Ba1	BBB-	2.06	3 ML+1.75%	06/01/2024		392,860	376,082
WR Grace & Co.	BTL-B1	Ba1	BBB-	2.06	3 ML+1.75%	04/03/2025		182,797	176,399
WR Grace & Co.	BTL-B2	Ba1	BBB-	2.06	3 ML+1.75%	04/03/2025		313,366	302,398

									7,629,044

Commercial Services & Supplies — 4.5%
ADS Waste Holdings, Inc.	BTL-B3	Ba3	BB+	3.00	1 WL+2.25%	11/10/2023		949,667	937,559
Amentum Government Services Holdings LLC	BTL-B	Ba3	B	4.18	1 ML+4.00%	02/01/2027		535,000	525,637

11

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**		Value (Note 2)
Commercial Services & Supplies (continued)
APX Group, Inc.	BTL	B3	B-	5.18%	1 ML+5.00%	12/31/2025		$637,251	$589,457
APX Group, Inc.	BTL	B3	B-	7.25	USFRBPLR+4.00%	12/31/2025		421	389
Brickman Group, Ltd.	BTL-B	B1	BB-	2.69-2.75	1 ML+2.50%	08/15/2025		999,023	969,052
Clean Harbors, Inc.	BTL-B	Ba1	BBB-	1.93	1 ML+1.75%	06/28/2024		536,390	523,651
Grizzly Acquisition, Inc.	BTL-B	Ba3	BB+	4.68	3 ML+3.25%	10/01/2025		595,289	564,533
Pitney Bowes, Inc.	BTL-B	Ba1	BBB-	5.68	1 ML+5.50%	01/07/2025		246,875	205,523
PSAV Holdings LLC	1st Lien	Caa3	CCC	4.25	1 ML+3.25%	03/03/2025		137,389	98,319
PSAV Holdings LLC	1st Lien	Caa3	CCC	4.25	3 ML+3.25%	03/03/2025		15,669	11,213
PSAV Holdings LLC	1st Lien	Caa3	CCC	4.25	6 ML+3.25%	03/03/2025		388,572	278,072
PSAV Holdings LLC	2nd Lien	Ca	CC	8.25	3 ML+7.25%	09/01/2025		870,000	519,825
Techem Verwaltungsgesellschaft 675 mbH	BTL-B4	B1	B+	TBD		07/15/2025	EUR	667,888	728,884
Verisure Holding AB(9)	BTL-B	B1	B	3.50	6 ME+3.50%	10/21/2022	EUR	1,000,000	1,096,973

									7,049,087

Construction & Engineering — 1.0%
Brand Energy & Infrastructure Services, Inc.	1st Lien	B3	B-	5.25-5.64	3 ML+4.25%	06/21/2024		998,256	910,908
Hamilton Holdco, LLC	BTL-B	Ba1	BB+	2.31	3 ML+2.00%	01/02/2027		716,641	687,975

									1,598,883

Construction Materials — 1.1%
Quikrete Holdings, Inc.	1st Lien	B1	BB-	2.68	1 ML+2.50%	02/01/2027		998,827	961,787
Summit Materials LLC	BTL-B	Ba2	BBB-	2.18	1 ML+2.00%	11/21/2024		887,250	852,315

									1,814,102

Consumer Finance — 0.5%
GreenSky Holdings, Inc.	BTL-B	B1	B+	3.44	1 ML+3.25%	03/31/2025		493,683	468,999
GreenSky Holdings, Inc.	BTL-B2	B1	B+	5.50	3 ML+4.50%	03/29/2025		385,000	373,450

									842,449

Containers & Packaging — 2.8%
Berlin Packaging LLC	BTL-B	B3	B-	3.18	1 ML+3.00%	11/07/2025		513,183	484,102
Berlin Packaging LLC	BTL-B	B3	B-	3.31	3 ML+3.00%	11/07/2025		5,652	5,332
Berry Plastics Holding Corp.	BTL-W	Ba2	BBB-	2.18	1 ML+2.00%	10/01/2022		1,078,913	1,048,230
Berry Plastics Holding Corp.	BTL-Y	Ba2	BBB-	2.18	1 ML+2.00%	07/01/2026		499,335	476,865
Flex Acquisition Co., Inc.	1st Lien	B2	B	4.43	3 ML+3.00%	12/29/2023		636,694	608,043
Flex Acquisition Co., Inc.	BTL	B2	B	4.68	3 ML+3.25%	06/29/2025		289,259	270,940
Pregis TopCo Corporation	BTL	B2	B	4.18	1 ML+4.00%	07/31/2026		398,000	382,080
ProAmpac PG Borrower LLC	1st Lien	B3	B-	3.89	3 ML+3.50%	11/20/2023		85,827	81,536
ProAmpac PG Borrower LLC	1st Lien	B3	B-	4.50	1 ML+3.50%	11/20/2023		147,765	140,376
ProAmpac PG Borrower LLC	1st Lien	B3	B-	4.50	2 ML+3.50%	11/20/2023		162,924	154,778
ProAmpac PG Borrower LLC	1st Lien	B3	B-	5.75	USFRBPLR+2.50%	11/20/2023		1,030	979
ProAmpac PG Borrower LLC	2nd Lien	Caa2	CCC	9.50	3 ML+8.50%	11/18/2024		385,000	336,875
Reynolds Group Holdings, Inc.	BTL	B1	B+	2.93	1 ML+2.75%	02/05/2023		506,204	481,906

									4,472,042

Diversified Consumer Services — 0.7%
Belron Finance US LLC	BTL-B	Ba3	BB	2.93	3 ML+2.50%	11/13/2025		591,000	571,793
Belron Finance US LLC	BTL-B	Ba3	BB	3.26	3 ML+2.50%	10/30/2026		149,250	143,653
Weight Watchers International, Inc.	BTL-B	Ba2	BB	5.50	1 ML+4.75%	11/29/2024		441,485	433,392

									1,148,838

Diversified Financial Services — 3.2%
EVO Payments International LLC	1st Lien	B2	B	3.44	1 ML+3.25%	12/22/2023		995,330	964,226
Financial & Risk US Holdings, Inc.(9)	BTL-B	B2	B	3.25	3 ME+3.25%	10/01/2025	EUR	483,595	532,113
Financial & Risk US Holdings, Inc.	BTL-B	B2	B	3.43	1 ML+3.25%	10/01/2025		561,450	548,677
Millennium Trust Company LLC	BTL-B	B2	B	5.18	1 ML+5.00%	03/27/2026		419,688	387,162
MPH Acquisition Holdings LLC	BTL-B	B1	B+	3.75	3 ML+2.75%	06/07/2023		811,068	767,473

12

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**		Value (Note 2)
Diversified Financial Services (continued)
NAB Holdings LLC	BTL	B2	B-	4.00%	3 ML+3.00%	07/01/2024		$247,521	$238,239
Nets Holding AS(9)	BTL-B	B1	B-	3.25	3 ME+3.25%	02/06/2025	EUR	798,159	862,855
Trans Union LLC	BTL-B5	Ba2	BB+	1.93	1 ML+1.75%	11/16/2026		706,017	674,834

									4,975,579

Diversified Telecommunication Services — 2.4%
Altice France SA	BTL-B12	B2	B	3.87	1 ML+3.69%	01/31/2026		995,269	951,104
MTN Infrastructure TopCo, Inc.	BTL-B	B2	B	4.00	1 ML+3.00%	11/15/2024		997,610	953,964
MTN Infrastructure TopCo, Inc.	BTL-B	B2	B	TBD		11/17/2024		560,000	543,200
Telenet Financing USD LLC	BTL-AR	Ba3	BB-	2.18	1 ML+2.00%	04/30/2028		920,000	865,785
Zacapa SARL	BTL	B2	B-	TBD		07/02/2025		525,638	506,583

									3,820,636

Electric Utilities — 0.3%
Pike Corp.	BTL-B	B2	B	4.25	1 ML+3.25%	07/24/2026		412,339	397,907

Entertainment — 2.2%
Cineworld Limited(5)	BTL	B3	CCC+	TBD		02/05/2027		500,000	339,286
Crown Finance US, Inc.(9)	BTL	B3	CCC+	2.38	6 ME+2.38%	02/28/2025	EUR	132,077	117,523
Crown Finance US, Inc.	BTL	B3	CCC+	3.32	3 ML+2.25%	02/28/2025		584,676	436,628
Delta 2 (Lux) SARL	BTL-B	B2	B+	3.50	1 ML+2.50%	02/01/2024		850,951	807,340
NAI Entertainment Holdings LLC	BTL-B	B3	B+	3.50	1 ML+2.50%	05/08/2025		415,600	357,416
Nascar Holdings, Inc.	BTL-B	Ba3	BB	2.93	3 ML+2.75%	10/19/2026		244,690	233,924
UFC Holdings LLC	BTL	B2	B	4.25	6 ML+3.25%	04/29/2026		454,686	431,573
UFC Holdings LLC	BTL	B2	NR	TBD		04/29/2026		500,000	476,250
William Morris Endeavor Entertainment LLC	BTL-B	B3	CCC+	2.93	1 ML+2.75%	05/18/2025		296,393	240,078

									3,440,018

Electronic Equipment, Instruments & Components — 0.5%
Avantor, Inc.	1st Lien	Ba2	B+	3.25	1 ML+2.25%	11/21/2024		172,502	167,758
Lifescan Global Corporation	BTL-B	B3	B	7.18	6 ML+6.00%	10/01/2024		671,250	602,447

									770,205

Energy Equipment & Services — 0.2%
Philadelphia Energy Solutions LLC†(5)(10)(13)(14)	BTL-C	NR	NR	6.99	USFRBPLR+6.99%	12/31/2022		822,263	209,677
Seadrill Partners Finco LLC(15)	BTL-B	Caa3	CCC	7.00	3 ML+6.00%	02/21/2021		872,244	144,317

									353,994

Food & Staples Retailing — 0.8%
U.S. Foods, Inc.	BTL-B	B3	BB	1.93	1 ML+1.75%	06/27/2023		770,891	713,074
U.S. Foods, Inc.	BTL-B	B3	BB	TBD		09/13/2026		535,950	501,113

									1,214,187

Food Products — 2.5%
Atkins Nutritionals, Inc.	BTL-B	B1	B+	4.75	1 ML+3.75%	07/07/2024		460,507	447,843
Bellring Brands LLC	BTL-B	B2	B+	6.00	1 ML+5.00%	10/21/2024		160,875	159,769
B&G Foods, Inc.	BTL-B	Ba2	BB	2.68	1 ML+2.50%	10/10/2026		352,337	347,052
CHG PPC Parent LLC	BTL-B	B2	B-	2.93	1 ML+2.75%	03/31/2025		421,400	400,330
Froneri International PLC	BTL	B1	B+	2.43	1 ML+2.25%	01/29/2027	EUR	650,000	610,459
Froneri International PLC(9)	BTL	B1	B+	2.63	6 ME+2.63%	01/29/2027	EUR	700,000	755,865
Froneri International PLC(9)	2nd Lien	B3	B-	5.75	6 ME+5.75%	01/31/2028	EUR	100,000	110,440
Froneri International PLC	2nd Lien	B3	B-	5.93	1 ML+5.75%	01/31/2028	EUR	100,000	94,750
Hostess Brands LLC	BTL	B1	BB-	3.00	1 ML+2.25%	08/03/2025		132,554	127,472
Hostess Brands LLC	BTL	B1	BB-	3.01	3 ML+2.25%	08/03/2025		916,845	881,700

									3,935,680

Gas Utilities — 0.3%
UGI Energy Services LLC	BTL-B	Ba3	NR	3.93	1 ML+3.75%	08/13/2026		496,469	479,713

13

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**		Value (Note 2)
Health Care Equipment & Supplies — 0.2%
CPI Holdco LLC	BTL	B2	B	4.43%	3 ML+4.25%	11/04/2026		$279,300	$268,128

Health Care Providers & Services — 6.5%
Air Medical Group Holdings, Inc.	BTL-B1	B1	B	4.25	3 ML+3.25%	04/28/2022		242,975	233,104
Catalent Pharma Solutions, Inc.	BTL-B2	Ba2	BB+	3.25	1 ML+2.25%	05/18/2026		577,687	567,578
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	3.50	1 ML+2.50%	03/01/2024		928,608	889,723
Dental Corp. Perfect Smile ULC	1st Lien	B2	B-	4.75	1 ML+3.75%	06/06/2025		598,813	532,195
DuPage Medical Group, Ltd.	1st Lien	B1	B	3.50	1 ML+2.75%	08/15/2024		407,235	382,462
DuPage Medical Group, Ltd.	2nd Lien	Caa1	CCC+	7.75	1 ML+7.00%	08/15/2025		623,968	524,133
Envision Healthcare Corp.	1st Lien	Caa1	CCC	3.93	1 ML+3.75%	10/10/2025		354,584	234,025
Eyecare Partners LLC(6)	Delayed Draw	B3	B	3.75		02/18/2027		137,162	123,046
Eyecare Partners LLC	BTL	B3	B	4.06	3 ML+3.75%	02/18/2027		586,368	526,021
Gentiva Health Services, Inc.	BTL-B	B1	B	3.44	1 ML+3.25%	07/02/2025		993,331	959,806
Healogics, Inc.	1st Lien	Caa2	CCC-	5.25	3 ML+4.25%	07/01/2021		952,587	573,933
IQVIA, Inc.(9)	BTL-B	Ba1	BBB-	2.00	3 ME+2.00%	06/11/2025	EUR	1,161,300	1,279,278
LGC Group Holdings, Ltd.(9)	BTL-B	B3	NR	3.25	1 ME+3.25%	01/22/2027	EUR	595,000	640,072
MED ParentCo LLC(6)	Delayed Draw	B3	B-	4.25-4.61	3 ML+4.25%	08/31/2026		162,474	146,307
MED ParentCo LLC	1st Lien	B3	B-	4.61	3 ML+4.25%	08/31/2026		648,402	582,346
Pharmaceutical Product Development, Inc.	BTL-B	Ba2	B+	3.50	1 ML+2.50%	08/18/2022		507,130	497,802
Pathway Vet Alliance LLC	BTL	B2	B	TBD		03/31/2027		245,082	238,955
Pathway Vet Alliance LLC	Delayed Draw	B2	B	TBD		03/31/2027		19,918	19,420
Sound Inpatient Physicians	1st Lien	Ba3	B	2.93	1 ML+2.75%	06/27/2025		564,241	539,320
Surgery Center Holdings, Inc.	1st Lien	B2	B-	4.25	1 ML+3.25%	09/03/2024		412,286	361,265
Surgery Center Holdings, Inc.	BTL-B	B2	B-	9.00	1 ML+8.00%	09/03/2024		473,813	474,405

									10,325,196

Hotels, Restaurants & Leisure — 6.2%
8th Avenue Food & Provisions, Inc.	1st Lien	B2	B-	3.68	1 ML+3.50%	10/01/2025		418,625	406,328
8th Avenue Food & Provisions, Inc.	2nd Lien	Caa1	CCC	7.93	1 ML+7.75%	10/01/2026		270,000	255,487
Aramark Services, Inc.	BTL-B1	Ba2	BBB-	1.93	1 ML+1.75%	03/11/2025		596,904	561,985
Aramark Services, Inc.	BTL-B4	Ba2	BBB-	1.93	1 ML+1.75%	01/15/2027		379,050	355,991
Boyd Gaming Corp.	BTL-B3	Ba3	BB-	2.36	1 WL+2.25%	09/15/2023		626,155	589,033
Caesars Entertainment Operating Co., Inc.	BTL-B	B1	BB-	2.18	1 ML+2.00%	10/07/2024		1,001,786	997,027
Caesars Resort Collection LLC	BTL-B	B1	B+	2.93	1 ML+2.75%	12/23/2024		997,502	888,054
Caesars Resort Collection LLC	BTL	B1	B+	TBD		07/21/2025		845,000	792,188
Carnival Corp.	BTL-B	Baa3	BB+	TBD		06/30/2025		465,000	448,725
CityCenter Holdings LLC	BTL-B	B2	B+	3.00	1 ML+2.25%	04/18/2024		497,390	450,967
Eldorado Resorts LLC	BTL-B	Ba1	BB-	3.25	3 ML+2.25%	04/17/2024		580,134	575,602
Four Seasons Holdings, Inc.	1st Lien	Ba3	BB+	2.18	1 ML+2.00%	11/30/2023		598,300	566,141
Golden Entertainment, Inc.	1st Lien	B1	B+	3.75	1 ML+3.00%	10/21/2024		750,875	677,665
IRB Holding Corp.	BTL-B	B3	B	3.75	1 ML+2.75%	02/05/2025		378,229	348,916
Penn National Gaming, Inc.	BTL-B	B1	BB-	3.00	3 ML+2.25%	10/15/2025		694,425	644,079
Playtika Holding Corp.	BTL-B	B1	B+	7.07	3 ML+6.00%	12/10/2024		921,375	919,456
Station Casinos LLC	BTL-B	B1	BB-	2.50	1 ML+2.25%	02/08/2027		406,021	370,664

									9,848,308

Household Durables — 0.3%
Installed Building Products, Inc.	BTL-B	Ba3	BB+	2.43	1 ML+2.25%	04/15/2025		500,000	470,000

Household Products — 0.4%
Energizer Holdings, Inc.	BTL-B	Ba1	BB+	2.44	1 ML+2.25%	12/17/2025		95,618	91,315
Prestige Brands, Inc.	BTL-B4	Ba3	BB	2.18	1 ML+2.00%	01/26/2024		214,533	210,779
Reynolds Consumer Products, Inc.	BTL	Ba1	BB+	1.93	1 ML+1.75%	02/04/2027		369,075	354,158

									656,252

14

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**		Value (Note 2)
Industrial Conglomerates — 0.1%
Ameriforge Group, Inc.(12)	BTL	NR	NR	14.45%	3 ML+8.00%	06/08/2022		$105,536	$89,706
UTEX Industries, Inc.	1st Lien	Caa1	CCC	5.31	3 ML+4.00%	05/22/2021		303,397	81,917

									171,623

Insurance — 4.4%
Acrisure LLC	BTL-B	B2	B	3.68	1 ML+3.50%	02/15/2027		443,887	417,809
Asurion LLC	BTL-B4	Ba3	B+	3.18	1 ML+3.00%	08/04/2022		760,705	739,311
Asurion LLC	BTL-B6	Ba3	B+	3.18	1 ML+3.00%	11/03/2023		502,782	485,499
Asurion LLC	BTL-B7	Ba3	B+	3.18	1 ML+3.00%	11/03/2024		504,651	486,357
Asurion LLC	2nd Lien	B3	B	6.68	1 ML+6.50%	08/04/2025		1,480,000	1,467,667
Compass Investments, Inc.	BTL-B	B2	B	3.31	3 ML+3.00%	05/16/2024		1,071,285	1,014,507
Hub International, Ltd.	BTL-B	B2	B	4.02	3 ML+3.00%	04/25/2025		965,300	918,483
Sedgwick Claims Management Services, Inc.	BTL-B	B2	B	3.43	1 ML+3.25%	12/31/2025		1,331,383	1,254,273
Sedgwick Claims Management Services, Inc.	BTL-B3	B2	B	5.25	1 ML+4.25%	09/03/2026		235,000	227,363

									7,011,269

Internet & Direct Marketing Retail — 1.3%
Go Daddy Operating Co. LLC	BTL-B1	Ba1	BB	1.93	1 ML+1.75%	02/15/2024		395,772	379,941
MH Sub LLC	BTL	B2	B	TBD		09/13/2024		295,000	279,881
Rodan & Fields, LLC	BTL-B	Caa2	B-	4.19	1 ML+4.00%	06/16/2025		355,720	176,082
Shutterfly, Inc.	BTL-B	B2	B-	6.31	3 ML+6.00%	09/25/2026		500,806	453,647
Terrier Media Buyer, Inc.	BTL-B	B1	B+	4.43	1 ML+4.25%	12/17/2026		766,150	729,120

									2,018,671

IT Services — 3.1%
Blackhawk Network Holdings, Inc.	1st Lien	B1	B-	3.18	1 ML+3.00%	06/15/2025		902,904	827,662
CCC Information Services, Inc.	1st Lien	B3	B-	4.00	1 ML+3.00%	04/29/2024		903,841	868,591
Science Applications International Corp.	BTL-B	Ba1	BB+	2.43	1 ML+2.25%	03/12/2027		407,708	396,496
Tempo Acquisition LLC	BTL-B	B1	B	2.93	1 ML+2.75%	05/01/2024		1,110,888	1,053,955
Web.com Group, Inc.	BTL-B2	Caa2	CCC+	7.94	1 ML+7.75%	10/09/2026		633,015	532,788
WEX, Inc.	BTL-B3	Ba2	BB-	2.43	1 ML+2.25%	05/15/2026		1,312,108	1,248,690

									4,928,182

Leisure Products — 0.6%
Hayward Industries, Inc.	1st Lien	B3	B	3.68	1 ML+3.50%	08/05/2024		388,363	370,887
SRAM LLC	BTL-B	B1	BB-	3.75	1 ML+2.75%	03/15/2024		65,782	63,973
SRAM LLC	BTL-B	B1	BB-	3.75	3 ML+2.75%	03/15/2024		260,373	253,213
SRAM LLC	BTL-B	B1	BB-	3.75	6 ML+2.75%	03/15/2024		260,373	253,213

									941,286

Life Sciences Tools & Services — 0.3%
Syneos Health, Inc.	BTL-B	Ba3	BB	1.93	1 ML+1.75%	08/01/2024		552,656	535,040

Machinery — 2.9%
Altra Industrial Motion Corp.	BTL-B	Ba2	BB-	2.18	1 ML+2.00%	10/01/2025		476,972	453,123
Brookfield WEC Holdings, Inc.	BTL	B2	B	3.75	1 ML+3.00%	08/01/2025		499,624	481,409
Fluidra SA	BTL-B	Ba3	BB	2.18	1 ML+2.00%	07/02/2025		373,006	357,619
Ingersoll-Rand Company Ltd.	BTL-B	Ba2	BB+	1.93	1 ML+1.75%	03/01/2027	EUR	593,417	562,263
Ingersoll-Rand Company Ltd.(9)	BTL-B	Ba2	BB+	2.00	1 ME+2.00%	03/01/2027	EUR	825,283	900,163
Navistar International Corp.	BTL-B	Ba2	BB-	3.70	1 ML+3.50%	11/06/2024		540,871	510,447
Vertical Midco GmbH		B1	B	TBD		07/14/2027		150,000	165,154
Vertical U.S. Newco, Inc.		B1	B	TBD		07/01/2027		725,000	710,500
WireCo WorldGroup, Inc.	1st Lien	Caa1	B	6.07	1 ML+5.00%	09/30/2023		597,349	484,413

									4,625,091

Media — 6.8%
Advantage Sales & Marketing LLC	1st Lien	B2	CCC+	3.56	3 ML+3.25%	07/23/2021		253,446	230,477
Advantage Sales & Marketing LLC	2nd Lien	Caa2	CCC-	7.50	3 ML+6.50%	07/25/2022		500,000	407,188
Altice Financing SA	1st Lien	B2	B	2.93	1 ML+2.75%	01/31/2026		495,567	467,072
Banijay Group US Holdings, Inc.	BTL	B1	B	TBD		03/04/2025	EUR	170,000	182,018

15

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**		Value (Note 2)
Media (continued)
Banijay Group US Holdings, Inc.	BTL	B1	B	TBD		03/01/2025	EUR	425,000	$401,625
Charter Communications Operating LLC	BTL-B2	Ba1	BBB-	1.93	1 ML+1.75%	02/01/2027		647,418	621,072
Clear Channel Outdoor Holdings, Inc.	BTL-B	B1	B+	4.26	3 ML+3.50%	08/21/2026		499,419	451,974
CSC Holdings, Inc.	BTL-B	Ba3	BB	2.43	1 ML+2.25%	07/17/2025		495,306	468,312
CSC Holdings, Inc.	BTL-B5	Ba3	BB	2.68	1 ML+2.50%	04/15/2027		1,278,047	1,211,588
E.W. Scripps Co.	BTL-B2	Ba3	BB-	2.68	1 ML+2.50%	05/01/2026		632,024	594,103
Gray Television, Inc.	BTL-C	Ba2	BB	2.67	1 ML+2.50%	01/02/2026		1,007,627	973,199
Houghton Mifflin Harcourt Publishing Co.	BTL-B	B3	B	7.25	1 ML+6.25%	11/22/2024		487,500	458,250
ION Media Networks, Inc.	BTL-B	B1	BB-	3.81	3 ML+3.00%	12/18/2024		1,041,293	980,768
NEP Group, Inc.	1st Lien	Caa2	B	3.43	3 ML+3.25%	10/20/2025		521,177	422,805
NEP Group, Inc.	2nd Lien	Ca	CCC	7.18	1 ML+7.00%	10/19/2026		595,000	440,300
Nexstar Broadcasting, Inc.	BTL-B4	Ba3	BB	2.92	1 ML+2.75%	09/18/2026		1,292,041	1,225,016
Nielsen Finance LLC	BTL-B5	Ba1	BBB-	3.75	1 ML+3.75%	06/04/2025		100,000	98,917
Nielsen Finance LLC	BTL-B3	Ba1	BBB-	5.75	1 ML+3.75%	06/04/2025	EUR	150,000	167,050
Univision Communications, Inc.	BTL-C5	B2	B	2.93	1 ML+2.75%	03/15/2024		10,727	9,914
Ziggo Secured Finance Partnership	BTL-I	B1	B+	2.68	1 ML+2.50%	04/30/2028		1,000,000	942,500

									10,754,148

Metals & Mining — 0.6%
American Rock Salt Co. LLC	1st Lien	B2	B	4.50	1 ML+3.50%	03/21/2025		998,000	973,050

Oil, Gas & Consumable Fuels — 1.8%
BCP Renaissance Parent LLC	BTL-B	B2	B	4.50	3 ML+3.50%	10/31/2024		289,429	241,673
California Resources Corp.(5)	2nd Lien	Caa1	B	11.38	3 ML+10.38%	12/31/2021		500,000	23,215
Medallion Midland Acquisition LLC	1st Lien	B2	B-	4.25	1 ML+3.25%	10/30/2024		700,087	622,202
Oryx Midstream Services LLC	BTL-B	B2	B-	4.18	1 ML+4.00%	05/22/2026		573,006	507,110
Power Buyer LLC	1st Lien	B3	B-	4.25	3 ML+3.25%	03/06/2025		807,203	767,852
Power Buyer LLC	2nd Lien	Caa2	CCC	8.25	3 ML+7.25%	03/06/2026		585,000	495,788
Traverse Midstream Partners LLC	BTL-B	B3	B	5.00	1 ML+4.00%	09/27/2024		289,414	239,731

									2,897,571

Personal Products — 1.2%
Coty, Inc.(9)	BTL-B	B3	B+	2.50	1 ME+2.50%	04/07/2025	EUR	808,499	806,160
Revlon Consumer Products Corp.	BTL-B	Ca	CC	3.86-4.25	3 ML+3.50%	09/07/2023		761,070	197,878
Sunshine Luxembourg VII SARL	BTL-B1	B2	B-	5.32	6 ML+4.25%	10/01/2026		995,000	949,336

									1,953,374

Pharmaceuticals — 2.2%
Elanco Animal Health, Inc.	BTL-B	Baa3	BB+	TBD		02/04/2027		1,195,000	1,138,238
Endo Luxembourg Finance Co. I SARL	BTL-B	B2	B+	5.00	1 ML+4.25%	04/29/2024		500,806	469,506
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB	2.94	1 ML+2.75%	11/27/2025		977,647	942,411
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB	3.19	1 ML+3.00%	06/02/2025		982,742	951,264

									3,501,419

Professional Services — 2.0%
AlixPartners LLP(9)	BTL-B	B2	NR	3.25	3 ME+3.25%	04/04/2024		246,875	269,736
AlixPartners LLP	BTL-B	B2	B+	3.50	1 ML+2.50%	04/04/2024		1,287,081	1,236,884
Dun & Bradstreet Corp.	BTL	B2	B-	4.18	1 ML+4.00%	02/06/2026		1,381,538	1,344,696
Team Health Holdings, Inc.	1st Lien	Caa1	B-	3.75	1 ML+2.75%	02/06/2024		483,132	369,837

									3,221,153

Real Estate Investment Trusts — 0.5%
VICI Properties 1 LLC	BTL	Ba2	BBB-	1.94	1 ML+1.75%	12/20/2024		853,864	794,093

16

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date(2)	Principal Amount**		Value (Note 2)
Road & Rail — 1.3%
Fly Funding II SARL	BTL-B	Ba2	BBB-	2.20%	3 ML+1.75%	08/11/2025		$1,037,005	$865,899
Genesee & Wyoming, Inc.	BTL	Ba2	BB+	2.31	3 ML+2.00%	12/30/2026		498,750	479,798
Savage Enterprises LLC	BTL-B	B1	BB	3.19	1 ML+3.00%	08/01/2025		756,440	726,183

									2,071,880

Semiconductors & Semiconductor Equipment — 0.5%
Entegris, Inc.	BTL-B	Baa3	BBB-	2.18	3 ML+2.00%	11/06/2025		356,848	349,711
Microchip Technology, Inc.	BTL-B	Baa3	BB+	2.18	1 ML+2.00%	05/29/2025		409,076	394,418

									744,129

Software — 6.1%
Almonde, Inc.	1st Lien	B2	CCC+	4.50	3 ML+3.50%	06/13/2024		494,232	431,217
Almonde, Inc.	2nd Lien	Caa2	CCC-	8.25	6 ML+7.25%	06/13/2025		230,000	198,457
Ceridian HCM Holding, Inc.	BTL-B	B2	B+	2.61	1 WL+2.50%	04/30/2025		574,924	546,178
Dcert Buyer, Inc.	BTL-B	B2	B-	4.18	1 ML+4.00%	10/16/2026		498,750	481,086
Emerald Topco, Inc.	BTL	B2	B	4.26	3 ML+3.50%	07/24/2026		441,663	425,100
Epicore Software Co.	1st Lien	B2	B-	3.43	1 ML+3.25%	06/01/2022		1,087,908	1,061,875
Hyland Software, Inc.	1st Lien	B1	B-	4.00	1 ML+3.25%	07/01/2024		962,458	931,178
Hyland Software, Inc.	2nd Lien	Caa1	CCC	7.75	1 ML+7.00%	07/07/2025		535,000	524,300
McAfee LLC	BTL-B1	B2	B	3.93	1 ML+3.75%	09/30/2024		182,676	177,013
RP Crown Parent LLC	BTL-B	B1	B-	3.75	1 ML+2.75%	10/12/2023		500,293	485,597
SS&C Technologies, Inc.	BTL-B3	Ba2	BB+	1.93	1 ML+1.75%	04/16/2025		500,130	476,374
SS&C Technologies, Inc.	BTL-B4	Ba2	BB+	1.93	1 ML+1.75%	04/16/2025		351,376	334,686
SS&C Technologies, Inc.	BTL-B5	Ba2	BB+	1.93	1 ML+1.75%	04/16/2025		1,156,617	1,100,521
Surf Holdings, LLC(9)	BTL	B2	B-	3.50	3 ME+3.50%	03/05/2027	EUR	170,000	183,196
Surf Holdings, LLC	BTL	B2	B-	3.83	3 ML+3.50%	03/05/2027	EUR	320,000	306,133
Ultimate Software Group, Inc.	BTL-B	B1	B	3.93	1 ML+3.75%	05/04/2026		674,900	651,881
Ultimate Software Group, Inc.	BTL-B	B1	B	TBD		05/04/2026		340,000	335,568
Zelis Payments Buyer, Inc.	BTL-B	B2	B	4.93	1 ML+4.75%	09/30/2026		995,000	972,613

									9,622,973

Specialty Retail — 2.4%
At Home Holding III, Inc.	BTL	Caa2	CCC+	4.50	3 ML+3.50%	06/03/2022		667,942	467,560
Bass Pro Group LLC	BTL-B	B1	B	TBD		09/25/2024		705,477	677,258
Foundation Building Materials Holding Co. LLC	BTL-B	B2	BB-	3.18	1 ML+3.00%	08/13/2025		492,500	472,800
Peer Holding B.V.	BTL-B	B1	B+	TBD		03/08/2025		1,000,000	1,063,392
PetSmart, Inc.	BTL-B2	B2	B	5.00	3 ML+4.00%	03/11/2022		419,344	413,666
SRS Distribution, Inc.	BTL-B	B3	B	TBD		05/23/2025		353,225	340,862
Staples, Inc.	BTL-B	B1	B	5.69	3 ML+5.00%	04/16/2026		501,297	427,565

									3,863,103

Tech Hardware,Storage & Peripheral — 0.2%
Cardtronics USA, Inc.	BTL-B	Ba2	BB+	TBD		06/25/2027		290,000	284,200

Trading Companies & Distributors — 2.5%
ABC Supply Co., Inc.	BTL-B	B1	BB+	2.18	1 ML+2.00%	01/15/2027		992,500	943,868
Beacon Roofing Supply, Inc.	BTL-B	B2	BB	2.43	1 ML+2.25%	01/02/2025		439,875	418,038
Boels Top Holding		B1	BB-	TBD		02/05/2027		605,000	652,529
HD Supply, Inc.	BTL-B5	Ba1	BBB-	1.93	1 ML+1.75%	10/17/2023		1,057,638	1,019,299
HD Supply Waterworks, Ltd.	BTL-B	B2	B	3.75	3 ML+2.75%	08/01/2024		440,680	418,646
Univar USA, Inc.	BTL-B5	Ba3	BB+	2.18	3 ML+2.00%	07/01/2026		169,150	160,904
Univar USA, Inc.	BTL-B3	Ba3	BB+	2.43	1 ML+2.25%	07/01/2024		413,296	397,177

									4,010,461

Wireless Telecommunication Services — 0.3%
T Mobile USA, Inc.	BTL	Baa3	BBB-	3.18	1 ML+3.00%	04/01/2027		465,000	464,303

Total Loans (cost $149,372,529)									138,313,365

17

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Maturity Date(2)	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 4.0%
Building Products — 0.1%
Advanced Drainage Systems, Inc.*	Senior Notes	B1	B	5.00%	09/30/2027	$220,000	$221,650

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc.*	Senior Notes	Caa2	CCC	8.50	07/15/2025	250,000	225,000
PowerTeam Services LLC*	Senior Sec. Notes	B3	B-	9.03	12/04/2025	420,000	428,400

							653,400

Containers & Packaging — 0.3%
Owens-Brockway Glass Container, Inc.*	Company Guar. Notes	B1	B	6.63	05/13/2027	510,000	530,400

Health Care Providers & Services — 0.6%
Acadia Healthcare Co, Inc.*	Company Guar. Notes	Caa1	B-	5.50	07/01/2028	285,000	285,713
Centene Corp.	Senior Notes	Ba1	BBB-	4.63	12/15/2029	465,000	490,575
Jaguar Holding Co. II / PPD Development LP*	Company Guar. Notes	B2	B	5.00	06/15/2028	105,000	107,494

							883,782

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.*	Company Guar. Notes	Caa1	B-	4.75	12/01/2027	250,000	215,000
Boyd Gaming Corp.*	Senior Notes	Caa1	B-	8.63	06/01/2025	500,000	522,500
Colt Merger Sub, Inc.*	Senior Notes	Caa1	CCC+	8.13	07/01/2027	150,000	144,938
Yum Brands, Inc.*	Senior Notes	B1	B+	7.75	04/01/2025	95,000	102,481

							984,919

Household Products — 0.1%
Energizer Holdings, Inc.*	Company Guar. Notes	B2	B+	6.38	07/15/2026	125,000	129,245
Media — 0.2%
Houghton Mifflin Harcourt Publishers, Inc.*	Senior Notes	B3	B	9.00	02/15/2025	400,000	386,000

Multi Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC*	Escrow Notes	NR	NR	11.50	10/01/2020	4,174,956	6,262

Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp.*(10)(13)	Sec. Notes	NR	D	11.50	01/01/2025	285,000	32,547
EQM Midstream Partners*	Senior Notes	Ba3	BB-	6.00	07/01/2025	275,000	278,553
Foresight Energy/Finance*†	Sec. Notes	NR	D	11.50	04/01/2023	715,000	894
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.*	Company Guar. Notes	Ca	C	8.75	04/15/2023	775,000	464,999

							776,993

Pharmaceuticals — 0.0%
Par Pharmaceuticals, Inc.*	Senior Notes	B2	B+	7.50	04/01/2027	45,000	46,179

Software — 0.5%
SS&C Technologies, Inc.*	Company Guar. Notes	B2	B+	5.50	09/30/2027	750,000	760,980

Textiles, Apparel & Luxury Goods — 0.3%
William Carter Co.*	Company Guar. Notes	Ba2	BB+	5.50	05/15/2025	500,000	515,625

Trading Companies & Distributors — 0.3%
Performance Food Group, Inc.*	Company Guar. Notes	B2	B	5.50	10/15/2027	315,000	303,975
Performance Food Group, Inc.*	Company Guar. Notes	B2	B	6.88	05/01/2025	130,000	134,225

							438,200

Total U.S. Corporate Bonds & Notes (cost $7,705,559)							6,333,635

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Auto Components — 0.2%
Clarios Global LP*	Company Guar. Notes	Caa1	CCC+	8.50	05/15/2027	250,000	251,237

18

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

		Ratings(1)
Industry Description	Type	Moody’s	S&P	Interest Rate	Maturity Date(2)	Principal Amount**/ Shares	Value (Note 2)
Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC*	Senior Sec. Notes	B1	BB	4.13%	08/15/2026	$390,000	$383,701
Ardagh Packaging Finance PLC*	Senior Sec. Notes	B1	BB	5.25	04/30/2025	240,000	245,998
SIG Combibloc Purchaser*	Company Guar. Notes	Ba2	BBB-	2.13	06/18/2025	245,000	279,524

							909,223

Insurance — 0.3%
Acrisure LLC / Acrisure Finance, Inc.*	Senior Sec. Notes	B2	B	8.13	02/15/2024	500,000	519,850

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.*	Senior Sec. Notes	Baa3	BB+	11.50	04/01/2023	500,000	542,500
Royal Carribean Cruises*	Company Guar. Notes	Ba2	BB	9.50	06/15/2023	175,000	173,467

							715,967

Machinery —
Vertical Midco GmbH*	Senior Sec. Notes	Caa1	CCC	6.63	07/15/2028	180,000	202,230

							.
Media — 0.4%
Virgin Media*	Senior Sec. Notes	Ba3	BB-	4.50	08/15/2030	700,000	700,875

Pharmaceuticals — 0.7%
Bausch Health Cos, Inc.*	Company Guar. Notes	B3	B	5.00	01/30/2028	485,000	456,623
Endo, Ltd./Endo Finance LLC*	Company Guar. Notes	Caa2	CCC+	6.00	06/30/2028	114,000	73,530
Endo, Ltd./Endo Finance LLC*	Senior Sec. Notes	NR	CCC+	9.50	07/31/2027	90,000	95,193
Valeant Pharmaceuticals*	Company Guar. Notes	B3	B	9.00	12/15/2025	385,000	414,726

							1,040,072

Total Foreign Corporate Bonds & Notes (cost $4,258,276)							4,339,454

COMMON STOCKS — 0.4%
Energy Equipment & Services — 0.0%
Philadelphia Energy Solutions LLC, Class A†(7)						35,161	352

Industrial Conglomerates — 0.2%
AFG Holdings, Inc.†(7)						14,309	357,725

Oil, Gas & Consumable Fuels — 0.2%
Ascent Resources Marcellus LLC, Class A†(5)(7)						187,384	151,781
Foresight Energy LLC†(5)						9,106	82,311
TE Holdcorp LLC, Class A†(5)(7)						44,278	0

							234,092

Total Common Stocks (cost $3,384,363)							592,169

WARRANTS— 0.00%
Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources Marcellus LLC†(5)(7) Expires 03/30/2023 (strike price $6.15) (cost $4,625)						48,515	970

ESCROWS AND LITIGATION TRUSTS— 0.00%
Paragon Offshore, Ltd.(5)† (cost $3,196)	Escrow Holding	NR	NR	6.00	07/18/2021	4,516	0

Total Long-Term Investment Securities (cost $164,728,548)							149,579,593

19

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

Industry Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 5.3%
Registered Investment Companies — 5.3%
State Street Institutional Liquid Reserves Fund, Administration Class 0.10%(8) (cost $8,155,711)
Total Short-Term Investment Securities	8,153,261	$8,155,707

TOTAL INVESTMENTS
(cost $172,884,259)(11)	99.9%	157,735,300
Other assets less liabilities	0.1%	178,897

NET ASSETS	100.0%	$157,914,197

BTL	Bank Term Loan
EUR	Euro Currency
NR	Security is not rated.
FRS	Floating Rate Security

The rates shown on FRS are the current interest rates as of June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $10,182,514, representing 6.4% of net assets.

**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of June 30, 2020.
(2)

Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 57 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Security classified as Level 3 (see Note 2).
(6)	All or a portion of this holding is subject to unfunded loan commitments (see Note 10).
(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AFG Holdings, Inc.	01/22/2013	14,309	$911,111	$357,725	$25.00	0.23%
Ascent Resources Marcellus LLC, Class A	03/30/2018	187,384	567,151	151,781	0.81	0.09
Philadelphia Energy Solutions LLC, Class A	04/04/2018	35,161	185,574	352	0.01	0.00
TE Holdcorp LLC, Class A	11/21/2013	44,278	1,638,216	0	0.00	0.00
Warrants
Ascent Resources Marcellus LLC	03/30/2018	48,515	4,625	970	0.02	0.00

				$510,828		0.32%

(8)	The rate shown is the 7-day yield as of June 30, 2020.

20

AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) (continued)

(9)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(10)	Security in default of interest.
(11)	See Note 6 for cost of investments on a tax basis.
(12)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 9.45%. The security is also currently paying interest in the form of additional loans at 5.00%.

(13)	Company has filed for bankruptcy protection.
(14)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at 6.99%.

(15)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at 7.00%.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ML — 2 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ME — 6 Month Euribor

6 ML — 6 Month USD LIBOR

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver	In Exchange For	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	EUR 12,489,363	USD 14,120,087	07/31/2020	$79,481	$—

EUR Euro Currency

USD United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2020 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Loans:
Entertainment	$—	$3,100,732	$339,286	$3,440,018
Energy Equipment & Services	—	144,317	209,677	353,994
Oil, Gas & Consumable Fuels	—	2,874,356	23,215	2,897,571
Other Industries	—	131,621,782	—	131,621,782
U.S. Corporate Bonds & Notes	—	6,333,635	—	6,333,635
Foreign Corporate Bonds & Notes	—	4,339,454	—	4,339,454
Common Stocks:
Oil, Gas & Consumable Fuels	—	—	234,092	234,092
Other Industries	—	358,077	—	358,077
Warrants	—	—	970	970
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investment Securities	8,155,707	—	—	8,155,707

Total Investments at Value	$8,155,707	$148,772,353	$807,240	$157,735,300

Other Financial Instruments:@

Forward Foreign Currency Contracts	$—	$79,481	$—	$79,481

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
@	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

21

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited)

Note 1. Organization of the Fund

SunAmerica Senior Floating Rate Fund, Inc. (the “Corporation”) is an open-end, diversified management investment company organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation consists of one series — AIG Senior Floating Rate Fund (the “Fund”). The Fund is managed by SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Fund’s investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations (“Loans”). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

The Fund offers three classes of shares: Class A, Class C and Class W. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—	Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

Class C shares—	Offered at net asset value without an initial sales charge and may be subject to a CDSC on redemptions made within 12 months of purchase. Class C shares will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class W shares—	Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund’s registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class W shares pay a service fee to the Fund’s distributor for providing administrative and shareholder services.

Indemnifications: The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the “Disinterested Directors”), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund’s maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to

22

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of June 30, 2020, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than

23

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market

24

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2020, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended June 30, 2020. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2020, please refer to the schedule at the end of the Fund’s Portfolio of Investments.

25

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

Asset Derivatives	Liability Derivatives
Forward Foreign Currency Contracts(1)	Forward Foreign Currency Contracts(2)
Foreign Exchange Contracts	Foreign Exchange Contracts
$79,481	$0

Statement of Assets and Liabilities Location:

(1)    Unrealized appreciation on forward foreign currency contracts

(2)    Unrealized depreciation on forward foreign currency contracts

Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Forward Foreign Currency Contracts(1)	Forward Foreign Currency Contracts(2)
Foreign Exchange Contracts	Foreign Exchange Contracts
$(99,647)	$159,065

Statement of Operations Location:

(1)    Net realized gain (loss) on forward contracts

(2)    Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2020.

Average Amount Outstanding During the Period
Foreign Exchange Contracts(1)
$14,882,352

(1)    Amounts represent notional amounts in US dollars.

The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of June 30, 2020.

	Derivative Assets(1)		Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	Total	Forward Foreign Currency Contracts	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
State Street Bank and Trust Co.	$79,481	$79,481	$—	$—	$79,481	$—	$79,481

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds

26

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

When-Issued Securities and Forward Commitments: The Fund may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, the Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees are accreted over the life of the loan. Fees in the amount of $16,265 were recognized for the six months ended June 30, 2020. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $16,240 for the six months ended June 30, 2020, are recorded as income when received or contractually due to the Fund.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018 or expected to be taken in the Fund’s 2019 tax return. The Fund is not aware of any tax

27

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

Foreign Currency Translation: The books and records of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

LIBOR Risk: A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Fund.

28

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

Note 3. Capital Share Transactions

	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
Class A	Shares	Amount	Shares	Amount
Shares sold	952,963	$6,928,424	2,840,820	$22,514,129
Reinvested dividends	188,130	1,394,164	556,869	4,406,845
Shares redeemed	(1,696,553)	(12,436,593)	(6,221,145)	(49,205,810)

Net increase (decrease) in shares outstanding before automatic conversion	(555,460)	(4,114,005)	(2,823,456)	(22,284,836)
Shares issued/(reacquired) upon automatic conversion	80,274	582,792	122,660	972,358

Net increase (decrease)	(475,186)	$(3,531,213)	(2,700,796)	$(21,312,478)

	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
Class C	Shares	Amount	Shares	Amount
Shares sold	161,789	$1,211,656	1,009,419	$7,996,848
Reinvested dividends	112,357	833,052	392,439	3,104,263
Shares redeemed	(2,032,937)	(14,776,191)	(4,308,722)	(34,033,672)

Net increase (decrease) in shares outstanding before automatic conversion	(1,758,791)	(12,731,483)	(2,906,864)	(22,932,561)
Shares issued/(reacquired) upon automatic conversion	(80,363)	(582,792)	(122,698)	(972,358)

Net increase (decrease)	(1,839,154)	$(13,314,275)	(3,029,562)	$(23,904,919)

	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
Class W	Shares	Amount	Shares	Amount
Shares sold	494,976	$3,866,242	4,824,111	$38,332,740
Reinvested dividends	67,784	507,963	235,531	1,868,579
Shares redeemed	(2,812,289)	(20,751,693)	(4,133,314)	(32,865,173)

Net increase (decrease)	(2,249,529)	$(16,377,488)	926,328	$7,336,146

Note 4. Purchases and Sales of Securities

During the six months ended June 30, 2020, the Fund’s cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns, were $50,410,106 and $82,517,842, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

The Fund has entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”) with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund’s books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund’s assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. For the six months ended June 30, 2020, SunAmerica waived $192,572 of investment advisory fees.

29

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

Wellington Management Company LLP (“Wellington”) acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund’s assets. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

Pursuant to the Administrative Services Agreement (the “Administrative Agreement”), SunAmerica acts as the Fund’s administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund’s Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2020, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. (“ACS” or the “Distributor”), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class W shares) (each a “Plan” and collectively, the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the “Class A Plan” and “Class C Plan”. In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund’s Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class’ Plan may exceed the Distributor’s distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended June 30, 2020, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

The Fund has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the six months ended June 30, 2020, ACS earned fees as reflected in the Statement of Operations based on the aforementioned rate.

For the six months ended June 30, 2020, ACS received sales charges on Class A shares of $16,541, of which $6,078 was reallowed to affiliated broker-dealers and $7,397 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2020, ACS received contingent deferred sales charges of $1,967.

The Fund has entered into a Service Agreement with AIG Fund Services, Inc. (“AFS”) an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Fund’s transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2019, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

30

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

	Expense	Payable at June 30, 2020
Class A	$95,857	$15,525
Class C	68,276	10,125
Class W	28,439	3,271

SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s annual operating expenses at 1.02% for Class A, 1.42% for Class C and 0.82% for Class W of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund’s business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2020, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $320,411, Class C $229,147 and Class W $97,965.

Note 6. Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and wash sales.

Distributable Earnings			Tax Distributions
For the year ended December 31, 2019			For the year ended December 31, 2019
Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Ordinary Income	Long-term Capital Gains
$ —	$(26,719,069)	$(6,592,670)	$10,824,840	$ —

Capital Loss Carryforwards: At December 31, 2019 for Federal income tax purposes, the Fund has $26,183,559 of unlimited long-term capital losses and $535,510 of unlimited short-term capital losses.

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2019, the fund deferred $29,421 of late year ordinary losses, and $560,933 of post-October capital losses, consisting of $125,639 short-term gains and $686,572 of long-term losses.

For the year ended December 31, 2019, reclassifications were made to decrease accumulated net realized gain (loss) by $500,862 and increase undistributed net investment income by $500,862. The reclassifications arising from book/tax differences were due primarily to the reclassification of foreign currency gains and losses.

At June 30, 2020, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

Cost (tax basis)	$172,898,678

Gross unrealized appreciation	749,447
Gross unrealized depreciation	(15,753,756)

Net unrealized depreciation	$(15,004,309)

31

SunAmerica Senior Floating Rate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2020 — (unaudited) (continued)

Note 7. Line of Credit

The Fund has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Fund’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Fund has paid State Street for its own account, the Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000.

For the six months ended June 30, 2020, the Fund did not utilize the line of credit.

Note 8. Interfund Lending

Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2020, the Fund did not participate in this program.

Note 9. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

At June 30, 2020, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Eyecare Partners LLC	Delayed Draw	02/18/2027	$137,162	$123,046
MED ParentCo LP	Delayed Draw	08/31/2026	48,708	43,862

Note 11. Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

32

SunAmerica Senior Floating Rate Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Fund, has been designated by the Board to administer the Fund’s liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. “Liquidity risk” means the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. During the period, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported the Fund’s ability to honor redemption requests timely and the Adviser’s management of the Fund’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of the Fund, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Fund. Furthermore, the Program Administrator reported that the Fund was not operated as a “Primarily Highly Liquid Fund” during the review period, due to the nature of the Fund’s investment strategies and the related market, trading, and investment-specific factors such as holdings in bank loans, and therefore, was required to comply with the Highly Liquid Investment Minimum (“HLIM”) requirements, which the Program Administrator determined to be 4% of net assets. Finally, the Program Administrator reported that the Fund had no breaches of the limit on illiquid investments and no breaches of the HLIM where the percentage of the Fund’s net assets invested in highly liquid investments is less than the Fund’s HLIM, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

33

SunAmerica Senior Floating Rate Fund, Inc.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT — June 30, 2020

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of AIG Senior Floating Rate Fund, Inc. (the “Fund”), including the Directors who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), of the Fund, SunAmerica Asset Management, LLC (“SunAmerica”) or Wellington Management Company LLP (“Wellington”), approved the continuation of the Investment Advisory and Management Agreement between the Fund and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2021 at a meeting held on June 2-3, 2020 (the “Meeting”).1 At the Meeting, the Board, including the Independent Directors, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Fund for a one-year period ending June 30, 2021 (the “Subadvisory Agreement,” and together with the Advisory Agreement, the “Agreements”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and Wellington provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Fund by SunAmerica and its affiliates, and by Wellington; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or accounts advised or subadvised by SunAmerica or Wellington with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and Wellington’s risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and Wellington, who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Directors, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and Wellington. The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement the Fund’s investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Directors of the Fund without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement. The Board further considered the significant risks assumed by SunAmerica in connection with the services provided to the Fund, including operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to the Fund. Additionally, the Board observed that SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Services Agreement between SunAmerica and the Fund (the “Administrative Services Agreement”).

[1]	On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the June meeting was held telephonically in reliance on the Order.

34

SunAmerica Senior Floating Rate Fund, Inc.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT — June 30, 2020 — (continued)

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high. The Board also noted the high quality of services under the Administrative Services Agreement.

The Board also considered SunAmerica’s reputation and relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2020, SunAmerica managed, advised and/or administered approximately $71.8 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica’s risk management processes. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objective, policies and restrictions of the Fund as set forth in the Fund’s prospectus. The Board also reviewed SunAmerica’s compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Fund.

The Board also considered the nature, extent and quality of services provided by Wellington. The Board observed that Wellington is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, or portion thereof, that Wellington manages, subject to the oversight and review of SunAmerica. The Board reviewed Wellington’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel who are responsible for providing subadvisory services to the Fund, and other key personnel of Wellington, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with Wellington, that Wellington: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered Wellington’s code of ethics and risk management process. The Board further observed that Wellington has developed internal policies and procedures for monitoring compliance with the investment objective, policies and restrictions of the Fund as set forth in the Fund’s prospectus. The Board also reviewed Wellington’s compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact Wellington from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services provided by Wellington under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance. The Board, including the Independent Directors, also considered the investment performance of SunAmerica and Wellington with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund’s peer group (“Peer Group”) and peer universe (“Peer Universe”) as independently determined by Broadridge and to an appropriate index or combination of indices, including the Fund’s benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Group and Peer Universe.

35

SunAmerica Senior Floating Rate Fund, Inc.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT — June 30, 2020 — (continued)

The Board noted that performance information was for the period ended March 31, 2020. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board noted that while it found the data provided by Broadridge generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of performance comparisons may vary depending on the selection of the peer group.

The Board considered that the Fund’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further noted that the Fund outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

Consideration of the Management Fees and the Cost of the Services and Profits to be Realized by SunAmerica, Wellington and their Affiliates from the Relationship with the Fund. The Board, including the Independent Directors, received and reviewed information regarding the fees paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Wellington or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for the Fund’s Peer Group and Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fees to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund’s total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund’s net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board further considered management fees received by SunAmerica with respect to other mutual funds with similar investment strategies to the Fund. The Board then noted the management fee paid by the Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds for which it serves as adviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report independently prepared by Broadridge. The report showed comparative fee information of the Fund’s Peer Group and/or Peer Universe that the Directors used as a guide to help assess the reasonableness of the subadvisory fee. The Directors noted that the Peer Group/Universe information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other, similar funds. The Directors also considered that the subadvisory fee is paid by SunAmerica out of its management fees and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and

36

SunAmerica Senior Floating Rate Fund, Inc.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT — June 30, 2020 — (continued)

individual client needs. The Board further considered the amount of subadvisory fee paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and Wellington, respectively.

The Board also considered Wellington’s standard institutional fee schedule used for accounts with similar investment strategies to the Fund. The Board then noted that the subadvisory fee paid by SunAmerica to Wellington was reasonable as compared to Wellington’s standard institutional fee schedule.

The Board considered that the Fund’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund’s total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussions regarding the Fund’s expenses. The Board also took into account previous actions to reduce Fund expenses through management fee waivers and expense limitations.

Profitability. The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees retained after payment to Wellington, as well as the profitability of SunAmerica under the Administrative Services Agreement, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and Shareholder Services Agreement. Additionally, the Board considered whether SunAmerica, Wellington and their affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other information from Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and Wellington had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Fund with the high quality services that they had provided in the past. The Board further concluded that the management fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the AIG fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had a management fee arrangement that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Fund at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that the Fund’s management fee structure was reasonable and that it would continue to review fees in

37

SunAmerica Senior Floating Rate Fund, Inc.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT — June 30, 2020 — (continued)

connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to Wellington’s management of the Fund because it regards that information as less relevant at the subadviser level since SunAmerica, and not the Funds, is responsible for paying the subadvisory fees. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fee retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica’s and Wellington’s brokerage and soft dollar practices. The Board considered that Wellington is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered that the Fund invests primarily in senior secured floating rate loans and, therefore, the Fund generally does not incur significant brokerage commissions.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2021. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

38

SunAmerica Senior Floating Rate Fund, Inc.

SUPPLEMENTS TO THE PROSPECTUS

SunAmerica Senior Floating Rate Fund, Inc.

AIG Senior Floating Rate Fund (the “Fund”)

Supplement dated July 30, 2020, to the Fund’s Summary Prospectus and Prospectus,

each dated April 29, 2020, as supplemented and amended to date

Effective September 30, 2020, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The first row of the table in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” and the first row of the table in the subsection of the Prospectus entitled “Fund Highlights — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None

In the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” and the subsection of the Prospectus entitled “Fund Highlights — Fees and Expenses of the Fund,” the first sentence of footnote 1 to the tables is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $250,000 or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

The last bullet in the subsection of the Prospectus entitled “Shareholder Account Information — Selecting a Share Class — Class C” is deleted in its entirety and replaced with the following:

• Automatic conversion to Class A shares approximately eight years after purchase.

The section of the Prospectus entitled “Shareholder Account Information — Calculation of Sales Charges — Class A” is deleted in its entirety and replaced with the following:

Class A. Sales charges are as follows:

	Sales Charges		Concession to Dealers
Your Investment	% of Offering Price	% of Net Amount Invested	% of Offering Price
Less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.50%
$250,000 or more	None	None	0.50%

Investments of $250,000 or more: Class A shares are offered with no front-end sales charge with respect to investments of $250,000 or more. However, a 0.50% CDSC is imposed on any shares you sell within one year of purchase.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Fund’s Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

39

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Directors

Dr. Judith L. Craven

Richard W. Grant

Stephen J. Gutman

Peter A. Harbeck

Eileen A. Kamerick

Officers

John T. Genoy, President and Chief Executive Officer

James Nichols, Vice President

Sharon French, Executive Vice President

Timothy Pettee, Vice President

Christopher C. Joe, Chief Compliance Officer

Gregory N. Bressler, Secretary

Gregory R. Kingston, Treasurer

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Matthew J. Hackethal, Anti-Money Laundering Compliance Officer

Donna McManus, Vice President and Assistant Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Investment Adviser

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Transfer Agent

DST Asset Manager Solutions, Inc.

303 W 11th Street

Kansas City, MO 64105

Custodian

State Street Bank and Trust Company

One Lincoln St.

Boston, MA 02111

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund’s portfolio, which is available in the Fund’s Statement of Additional Information may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semi-annual report (the “shareholder documents”) to shareholders with multiple accounts residing at the same “household.” This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Fund receives instructions to the contrary, you will only receive one copy of the shareholder documents. The Fund will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON FUND PORTFOLIO SECURITIES

Information regarding how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by an independent registered public accounting firm; accordingly, no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to

receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It’s Quick — Fund documents will be received faster than via traditional mail.

It’s Convenient — Elimination of bulky documents from personal files.

It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.

To sign up for electronic delivery, follow

these simple steps:

1	Go to www.aig.com/funds
2	Click on the link to “Go Paperless!!”

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

SFSAN - 6/20

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal contro1 over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable.

(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes- Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 4, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 4, 2020